Property, plant and equipment, Location of Property, Plant and Equipment, Net (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	€ 114.6	€ 95.5	€ 108.4
France [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	59.5	22.2
Italy [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	15.5	16.7
United States [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	13.3	21.9
United Kingdom [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	1.6	6.0
All Other Countries [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
TOTAL PROPERTY, PLANT AND EQUIPMENT, NET	€ 24.7	€ 28.7